Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended
($ millions)	January 31 2025	October 31 2024	January 31 2024
Basic earnings per common share
Net income attributable to common shareholders	$1,025	$1,521	$2,066
Weighted average number of common shares outstanding (millions)	1,245	1,238	1,214
Basic earnings per common share (1) (in dollars)	$0.82	$1.23	$1.70
Diluted earnings per common share
Net income attributable to common shareholders	$1,025	$1,521	$2,066
Dilutive impact of share-based payment options and others (2)	(196)	(3)	(15)
Net income attributable to common shareholders (diluted)	$829	$1,518	$2,051
Weighted average number of common shares outstanding (millions)	1,245	1,238	1,214
Dilutive impact of share-based payment options and others (2) (millions)	5	5	7
Weighted average number of diluted common shares outstanding (millions)	1,250	1,243	1,221
Diluted earnings per common share (1) (in dollars)	$0.66	$1.22	$1.68
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.